Document And Entity Information	3 Months Ended
Feb. 28, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	6-K
Current Fiscal Year End Date	--11-30
Amendment Flag	false
Entity Central Index Key	0001474835
Document Period End Date	Feb. 28, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1